7. Goodwill and Intangible Assets (Details - Goodwill) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill, beginning balance	$ 8,853,261	$ 8,800,761
Goodwill additions	0	52,500
Goodwill, ending balance	$ 8,853,261	$ 8,853,261